Annual Fund Operating Expenses - Xtrackers Russell US Multifactor ETF - Xtrackers Russell US Multifactor ETF	Dec. 17, 2021
Operating Expenses:
Management fee	0.17%
Other Expenses	none
Total annual fund operating expenses	0.17%